Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share Capital	Warrants	Stock-based Compensation	Contributed Surplus	Deficit	Accumulated Other Comprehensive Income	Total
Balance, beginning of period at Dec. 31, 2016	$ 360,650		$ 14,751	$ 31,728	$ (96,364)	$ 593	$ 311,358
Shares, beginning of period at Dec. 31, 2016	54,321,797
Share issuance	$ 33,470						33,470
Share issuance, shares	2,400,000
Share issuance - acquisition of Snowstorm	$ 10,073						10,073
Share issuance - acquisition of Snowstorm, shares	700,000
Share issuance costs	$ (2,660)						(2,660)
Stock-based compensation			7,518				7,518
Warrant issuance - acquisition of Snowstorm		3,275					3,275
Exercise of options	$ 3,002		(737)				2,265
Exercise of options, shares	190,984
Exercised warrants	$ 30		(15)				15
Exercised warrants, shares	1,587
Expired options			(4,312)	4,312
Shares - RSUs	$ 656		(656)
Shares - RSUs, shares	62,750
Deferred tax on share issuance costs	$ 709						709
Other comprehensive income						(98)	(98)
Net loss for the year					(10,287)		(10,287)
Balance, end of period at Dec. 31, 2017	$ 405,930	3,275	16,549	36,040	(106,651)	495	355,638
Shares, end of period at Dec. 31, 2017	57,677,118
Adjustment on initial application of IFRS 9 (Note 3)					2,268	(2,268)
Share issuance	$ 37,479						37,479
Share issuance, shares	2,650,000
Share issuance costs	$ (763)						(763)
Stock-based compensation			5,178				5,178
Exercise of options	$ 12,713		(3,377)				9,336
Exercise of options, shares	777,704
Shares - RSUs	$ 1,510		(1,510)
Shares - RSUs, shares	127,750
Deferred tax on share issuance costs	$ 204						204
Other comprehensive income						(577)	(577)
Net loss for the year					(19,940)		(19,940)
Balance, end of period at Dec. 31, 2018	$ 457,073	$ 3,275	$ 16,840	$ 36,040	$ (124,323)	$ (2,350)	$ 386,555
Shares, end of period at Dec. 31, 2018	61,232,572